Share-based Payment Expense (Tables)	12 Months Ended
Dec. 31, 2019
Statement [line items]
Summary of Share-based Payment Expense

	2019 € m	2018 € m	2017 € m
Performance Share Plans and Restricted Share Plan expense	71	62	55
Share option expense	3	3	3
Total share-based payment expense (i)	74	65	58

(i)	The total share-based payment expense including discontinued operations amounted to € 77 million (2018: € 67 million; 2017: € 65 million).

Summary of Assumptions of Fair Value Options
Details of awards granted under the 2014 Performance Share Plan

			Number of shares
	Share price at date of award	Period to earliest release date	Initial award (i)	Net outstanding at 31 December 2019
Granted in 2019	€ 29.44	3 years	3,688,027	3,578,105
Granted in 2018	€ 28.32	3 years	3,863,433	3,610,323
Granted in 2017	€ 33.21	3 years	3,342,900	2,818,931

(i)
Numbers represent the initial awards including those granted to employees of Europe Distribution in 2019, 2018 and 2017 and Allied Building Products in 2017. The Remuneration Committee has determined that dividend equivalents will accrue on awards under the 2014 Performance Share Plan. Subject to satisfaction of the applicable performance criteria, such dividend equivalents will be released to participants in the form of additional shares on vesting.

Summary of Movement and Options Outstanding Under Share Option Schemes
Details of options granted under the Savings-related Share Option Schemes

	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
		2019		2018		2017
Outstanding at beginning of year	€ 22.15/Stg£18.74	1,686,176	€ 21.50/Stg£18.05	1,556,299	€ 18.63/Stg£15.92	1,402,174
Exercised (i)	€ 19.09/Stg£16.20	(627,034)	€ 19.00/Stg£15.26	(161,950)	€ 15.73/Stg£14.27	(126,472)
Lapsed	€ 23.49/Stg£20.85	(207,070)	€ 24.62/Stg£20.75	(209,264)	€ 21.42/Stg£18.22	(123,455)
Granted (ii)	€ 24.24/Stg£20.11	656,790	€ 23.39/Stg£20.83	501,091	€ 27.86/Stg£24.51	404,052
Outstanding at end of year	€ 23.67/Stg£20.17	1,508,862	€ 22.15/Stg£18.74	1,686,176	€ 21.50/Stg£18.05	1,556,299
Exercisable at end of year	€ 18.88/Stg£15.89	13,065	€ 18.75/Stg£15.54	14,059	€ 15.89/n/a	15,890

(i)	The weighted average share price at the date of exercise of these options was € 28.52 (2018: € 29.54; 2017: € 31.14).

(ii)
Pursuant to the 2010 Savings-related Share Option Schemes operated by the Group, employees were granted options over 656,790 of CRH plc’s Ordinary Shares (556,493 options granted in April 2019 and 100,297 options in May 2019) (2018: 501,091 share options in April 2018; 2017: 404,052 share options in March 2017). This figure comprises options over 518,944 (2018: 379,253; 2017: 304,492) shares and 137,846 (2018: 121,838; 2017: 99,560) shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable. The exercise price at which the options are granted under the scheme represents a discount of 15% to the market price on the date of invitation of each savings contract.

Summary of Weighted Average Remaining Contractual Life for Share Options Outstanding

	2019	2018	2017
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	3.30	2.57	2.53

euro-denominated options outstanding at end of year (number)	278,349	796,850	1,436,115
Range of exercise prices ( € )	16.19	16.19-17.30	16.19-21.52

Pound Sterling-denominated options outstanding at end of year (number)	-	3,920	5,664
Range of exercise prices (Stg£)	-	15.30	15.30-17.19

Summary of Weighted Fair Values Assigned to Options Issued Under the Savings-Related Share Option Schemes
The weighted fair values assigned to options issued under the Savings-related Share Option Schemes, which were computed in accordance with the trinomial valuation methodology, were as follows:

	3-year	5-year
Granted in 2019 (April)	€ 7.55	€7.98
Granted in 2019 (May)	€ 6.67	€7.19
Granted in 2018	€ 5.38	€ 5.88
Granted in 2017	€ 5.97	€6.49

2014 Performance Share Plan [member]
Statement [line items]
Summary of Assumptions of Fair Value Options
The fair value of these awards was calculated using a TSR pricing model taking account of peer group TSR, volatilities and correlations together with the following assumptions:

	2019	2018	2017
Risk-free interest rate (%)	(0.37)	(0.43)	(0.40)
Expected volatility (%)	23.2	27.4	30.1

2010 Savings Related Share Option Schemes [member]
Statement [line items]
Summary of Assumptions of Fair Value Options

The fair value of these options were determined using the following assumptions:

	2019				2018		2017
	3-year		5-year		3-year	5-year	3-year	5-year
	April	May	April	May	April	April	March	March

Weighted average exercise price ( € )	23.30	24.24	23.30	24.24	23.39	23.39	27.86	27.86
Risk free interest rate (%)	(0.56)	(0.58)	(0.40)	(0.41)	(0.44)	(0.06)	(0.72)	(0.45)
Expected dividend payments over the expected life ( € )	2.34	2.34	4.06	4.06	2.21	3.83	2.07	3.55
Expected volatility (%)	19.6	20.0	21.1	21.3	20.0	20.5	20.9	20.6
Expected life in years	3	3	5	5	3	5	3	5

Summary of Movement and Options Outstanding Under Share Option Schemes
Details of movement and options outstanding under Share Option Schemes (excluding Savings-related Share Option Schemes)

	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
		2019		2018		2017
Outstanding at beginning of year	€ 16.48	800,770	€ 17.96	1,441,779	€ 21.51	2,997,495
Exercised (i)	€ 16.65	(520,115)	€ 19.82	(634,994)	€ 24.85	(1,462,863)
Lapsed	€ 16.19	(2,306)	€ 17.36	(6,015)	€ 24.14	(92,853)
Outstanding at end of year (ii)	€ 16.19	278,349	€ 16.48	800,770	€ 17.96	1,441,779
Exercisable at end of year	€ 16.19	278,349	€ 16.48	800,770	€ 17.96	1,441,779

(i)	The weighted average share price at the date of exercise of these options was € 29.10 (2018: € 27.90; 2017: € 32.24).

(ii)	All options granted have a life of ten years.

Summary of Weighted Average Remaining Contractual Life for Share Options Outstanding

	2019	2018	2017
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	1.87	1.50	1.90

euro-denominated options outstanding at end of year (number)	290,627	304,713	304,963
Range of exercise prices ( € )	17.67-27.86	14.15-27.86	13.64-27.86

Pound Sterling-denominated options outstanding at end of year (number)	1,218,235	1,381,463	1,251,336
Range of exercise prices (Stg£)	14.94-24.51	14.94-24.51	12.22-24.51